Sterling Capital Funds

434 Fayetteville Street Mall

Fifth Floor

Raleigh, North Carolina 27601

November 21, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Sterling Capital Funds (the “Trust”): File Nos. 33-49098 and 811-06719

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by the Trust pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”). The Trust hereby certifies that the following forms of prospectus and form of statement of additional information that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust’s Post-Effective Amendment No. 88 to its Registration Statement on Form N-1A, which was filed by electronic transmission on November 19, 2012 and effective November 20, 2012:

(i) Prospectus, dated November 20, 2012, relating to the Sterling Capital Ultra Short Bond Fund Class A Shares;

(ii) Prospectus, dated November 20, 2012, relating to the Sterling Capital Ultra Short Bond Fund Institutional Shares; and

(iii) Statement of Additional Information, dated November 20, 2012, relating to the Sterling Capital Ultra Short Bond Fund Class A Shares and Institutional Shares.

STERLING CAPITAL FUNDS Registrant

/s/ E.G. Purcell, III
*E.G. Purcell, III President

*By:	/s/ Thomas R. Hiller
Thomas R. Hiller, solely in his capacity as Attorney-in-Fact, pursuant to power of attorney filed previously